Group structure - Summary of Direct and Indirect Interests of Company in Its Subsidiaries (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
XP Investimentos SA [member]
Disclosure of subsidiaries [line items]
Country of incorporation	Brazil
Principal activities	Holding
% of Group's interest (i)	100.00%	100.00%	100.00%
XP Investimentos Corretora de Cmbio Ttulos e Valores Mobilirios SA [member]
Disclosure of subsidiaries [line items]
Country of incorporation	Brazil
Principal activities	Broker-dealer
% of Group's interest (i)	100.00%	100.00%	100.00%
XP Investments US LLC [member]
Disclosure of subsidiaries [line items]
Country of incorporation	USA
Principal activities	Broker-dealer
% of Group's interest (i)	100.00%	100.00%	100.00%
XP Investments UK LLP [member]
Disclosure of subsidiaries [line items]
Country of incorporation	UK
Principal activities	Inter-dealer broker and Organized Trading Facility (OTF)
% of Group's interest (i)	100.00%	100.00%	99.90%
Sartus Capital LTD [member]
Disclosure of subsidiaries [line items]
Country of incorporation	UK
Principal activities	Investment advisor
% of Group's interest (i)	100.00%	100.00%	100.00%
XP Private Europe SA [member]
Disclosure of subsidiaries [line items]
Country of incorporation	UK
Principal activities	Investment advisor
% of Group's interest (i)	100.00%	100.00%	100.00%
XP Vida e Previdncia SA v [member]
Disclosure of subsidiaries [line items]
Country of incorporation	Brazil
Principal activities	Private pension and insurance
% of Group's interest (i)	100.00%	100.00%
Banco XP SA vi [member]
Disclosure of subsidiaries [line items]
Country of incorporation	Brazil
Principal activities	Multipurpose bank
% of Group's interest (i)	100.00%
Xperience Market Services LLC vi [member]
Disclosure of subsidiaries [line items]
Country of incorporation	USA
Principal activities	Non-operational
% of Group's interest (i)	100.00%
Chamaleon Bravery Unipessoal LDA vi [member]
Disclosure of subsidiaries [line items]
Country of incorporation	Portugal
Principal activities	Investment Advisor (pending regulatory approval)
% of Group's interest (i)	100.00%
XP Holding Investimentos SA [member]
Disclosure of subsidiaries [line items]
Country of incorporation	Brazil
Principal activities	Financial Holding
% of Group's interest (i)			100.00%
XP Controle 3 Participaes SA [member]
Disclosure of subsidiaries [line items]
Country of incorporation	Brazil
Principal activities	Financial Holding
% of Group's interest (i)	100.00%	100.00%	100.00%
XPE Infomoney Educao Assessoria Empresarial e Participaes Ltda [member]
Disclosure of subsidiaries [line items]
Country of incorporation	Brazil
Principal activities	Digital Content services
% of Group's interest (i)	99.99%	99.70%	96.69%
Tecfinance Informtica e Projetos de Sistemas Ltda [member]
Disclosure of subsidiaries [line items]
Country of incorporation	Brazil
Principal activities	Rendering of IT services
% of Group's interest (i)	99.76%	99.73%	99.73%
XP Corretora de Seguros Ltda [member]
Disclosure of subsidiaries [line items]
Country of incorporation	Brazil
Principal activities	Insurance Broker
% of Group's interest (i)	99.99%	99.82%	99.81%
XP Gesto de Recursos Ltda [member]
Disclosure of subsidiaries [line items]
Country of incorporation	Brazil
Principal activities	Asset management
% of Group's interest (i)	93.70%	92.80%	91.65%
XP Finanas Assessoria Financeira Ltda [member]
Disclosure of subsidiaries [line items]
Country of incorporation	Brazil
Principal activities	Investment consulting service
% of Group's interest (i)	99.99%	99.99%	99.95%
Infostocks Informaes e Sistemas Ltda [member]
Disclosure of subsidiaries [line items]
Country of incorporation	Brazil
Principal activities	Mediation of information systems
% of Group's interest (i)	99.99%	99.99%	99.99%
XP Advisory Gesto Recursos Ltda [member]
Disclosure of subsidiaries [line items]
Country of incorporation	Brazil
Principal activities	Asset management
% of Group's interest (i)	99.57%	99.52%	99.52%
XDEX Intermediao Ltda iii [member]
Disclosure of subsidiaries [line items]
Country of incorporation	Brazil
Principal activities	Intermediary and service agency
% of Group's interest (i)			99.99%
XP Holding International LLCii [member]
Disclosure of subsidiaries [line items]
Country of incorporation	USA
Principal activities	International financial holding
% of Group's interest (i)	100.00%	100.00%	100.00%
XP Advisory US [member]
Disclosure of subsidiaries [line items]
Country of incorporation	USA
Principal activities	Investment advisor
% of Group's interest (i)	100.00%	100.00%	100.00%
XP Holding UK Ltd [member]
Disclosure of subsidiaries [line items]
Country of incorporation	UK
Principal activities	International financial holding
% of Group's interest (i)	100.00%	100.00%	100.00%
XP Vista Asset Management Ltda iv [member]
Disclosure of subsidiaries [line items]
Country of incorporation	Brazil
Principal activities	Asset management
% of Group's interest (i)	99.42%	99.60%
XP Controle 4 Participaes SA v [member]
Disclosure of subsidiaries [line items]
Country of incorporation	Brazil
Principal activities	Insurance holding
% of Group's interest (i)	100.00%	100.00%
Leadr Servios Online Ltda vi [member]
Disclosure of subsidiaries [line items]
Country of incorporation	Brazil
Principal activities	Social media
% of Group's interest (i)	99.99%
Spiti Anlise Ltda vi [member]
Disclosure of subsidiaries [line items]
Country of incorporation	Brazil
Principal activities	Research (pending regulatory approval)
% of Group's interest (i)	99.99%
Falx Fundo de Investimento Multimercado Crdito Privado Investimento no Exterior [member]
Disclosure of subsidiaries [line items]
Country of incorporation	Brazil
Principal activities	Investment fund
% of Group's interest (i)	100.00%	100.00%	100.00%
Gladius Fundo de Investimento Multimercado Investimento no Exterior [member]
Disclosure of subsidiaries [line items]
Country of incorporation	Brazil
Principal activities	Investment fund
% of Group's interest (i)	100.00%	100.00%	100.00%
Scorpio Debentures Incentivadas Fundo de Investimento Multimercado Crdito Privado [member]
Disclosure of subsidiaries [line items]
Country of incorporation	Brazil
Principal activities	Investment fund
% of Group's interest (i)	100.00%	100.00%	100.00%
Galea Fundo de Investimento Multimercado Crdito Privado Investimento no Exterior [member]
Disclosure of subsidiaries [line items]
Country of incorporation	Brazil
Principal activities	Investment fund
% of Group's interest (i)	100.00%	100.00%	100.00%
Javelin Fundo de Investimento Multimercado Crdito Privado Investimento no Exterior [member]
Disclosure of subsidiaries [line items]
Country of incorporation	Brazil
Principal activities	Investment fund
% of Group's interest (i)	100.00%	100.00%	100.00%
Spatha Fundo de Investimento Multimercado Crdito Privado Investimento no Exterior [member]
Disclosure of subsidiaries [line items]
Country of incorporation	Brazil
Principal activities	Investment fund
% of Group's interest (i)	100.00%	100.00%
Frade Fundo de Investimento em Cotas de Fundos de Investimento em Direitos Creditrios NP [member]
Disclosure of subsidiaries [line items]
Country of incorporation	Brazil
Principal activities	Investment fund
% of Group's interest (i)	100.00%	100.00%
Frade III Fundo de Investimento em Cotas de Fundo de Investimento Multimercado Crdito Privado vi [member]
Disclosure of subsidiaries [line items]
Country of incorporation	Brazil
Principal activities	Investment fund
% of Group's interest (i)	100.00%
Balista Debentures Incentivadas Fundo de Investimento Multimercado Crdito Privado vi [member]
Disclosure of subsidiaries [line items]
Country of incorporation	Brazil
Principal activities	Investment fund
% of Group's interest (i)	100.00%
Coliseu Fundo de Investimento Multimercado Crdito Privado Investimento no Exterior vi [member]
Disclosure of subsidiaries [line items]
Country of incorporation	Brazil
Principal activities	Investment fund
% of Group's interest (i)	100.00%
XP Short Brasil Alavancado Fundo de Investimento Multimercado Investimento no Exterior vii [member]
Disclosure of subsidiaries [line items]
Country of incorporation	Brazil
Principal activities	Investment fund
% of Group's interest (i)			100.00%
XP Pacote Brasil Alavancado Fundo de Investimento Multimercado Investimento no Exterior vii [member]
Disclosure of subsidiaries [line items]
Country of incorporation	Brazil
Principal activities	Investment fund
% of Group's interest (i)			100.00%